Interest-bearing loans and borrowings - short term - Summary of Short Term Interest-bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	₨ 240,145	$ 2,559	₨ 140,711
Working capital term loan (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	6,068	65	18,670
Bank overdrafts (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	1,021	11	0
Acceptances (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	33,973	362	55,488
Buyer's / supplier's credit (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	13,308	142	6,169
Term loan from banks and financial institutions (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	2,488	27	0
Current maturities of long term interest-bearing loans and borrowings
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	183,287	1,953	60,384
Total [Member]
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	₨ 240,145	$ 2,559	₨ 140,711